Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization [Abstract]
Organization
1.	Organization

HWN, Inc., (d/b/a High Wire Network Solutions, Inc.) (“HWN” or the “Company”) was incorporated in Delaware on January 20, 2017. The Company is a global provider of managed cybersecurity and managed networks delivered exclusively through a channel sales model. The Company’s Overwatch managed security platform-as-a-service offers organizations end-to-end protection for networks, data, endpoints and users via multiyear recurring revenue contracts in this fast-growing technology segment.

HWN and JTM Electrical Contractors, Inc. (“JTM”), an Illinois Corporation, entered into an operating agreement through which High Wire owned 50% of JTM.

On June 16, 2021, the Company completed a merger with Spectrum Global Solutions, Inc. On January 7, 2022, Spectrum Global Solutions, Inc. legally changed its name to High Wire Networks, Inc. (“High Wire” or, collectively with HWN, “the Company”). The merger was accounted for as a reverse merger. At the time of the reverse merger, High Wire’s subsidiaries included ADEX Corporation, ADEX Puerto Rico LLC, ADEX Canada, ADEX Towers, Inc. and ADEX Telecom, Inc. (collectively “ADEX” or the “ADEX Entities”), AW Solutions Puerto Rico, LLC (“AWS PR”), and Tropical Communications, Inc. (“Tropical”). For accounting purposes, HWN is the surviving entity.

High Wire was incorporated in the State of Nevada on January 22, 2007 to acquire and commercially exploit various new energy related technologies through licenses and purchases. On December 8, 2008, High Wire reincorporated in the province of British Columbia, Canada.

On November 4, 2021, the Company closed on its acquisition of Secure Voice Corp (“SVC”). The closing of the acquisition was facilitated by a senior secured promissory note.

On February 15, 2022, HWN sold its 50% interest in JTM, which qualified for discontinued operations treatment.

On March 6, 2023, HWN divested the ADEX Entities. The divestiture of the ADEX Entities qualified for discontinued operations treatment (refer to Note 17, Discontinued Operations, for additional detail).

On July 31, 2023, the Company paused the operations of its AWS PR subsidiary and sold off certain assets.

On August 4, 2023, the Company formed a new entity – incorporated as Overwatch Cyberlab, Inc. (“OCL”) – which is 80% owned by the Company and 20% owned by John Peterson.

On November 3, 2023, the Company paused the operations of its Tropical subsidiary.

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC (the “Buyer”) pursuant to which the Buyer agreed to purchase certain assets of HWN related to the Company’s technology services business unit (refer to Note 3, Recent Subsidiary Activity, for additional detail). The assets related to the technology services business unit qualified for discontinued operations treatment. Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also now qualify for discontinued operations treatment. (refer to Note 17, Discontinued Operations, for additional detail).

The Company’s SVC subsidiary is a wholesale network services provider with network footprint and licenses in the Northeast and Southeast United States as well as Texas. This network carries VoIP and other traffic for other service providers.

1. Organization

HWN, Inc., (d/b/a High Wire Network Solutions, Inc.) (“HWN” or the “Company”) was incorporated in Delaware on January 20, 2017. The Company is a global provider of managed cybersecurity and managed networks delivered exclusively through a channel sales model. The Company’s Overwatch managed security platform-as-a-service offers organizations end-to-end protection for networks, data, endpoints and users via multiyear recurring revenue contracts in this fast-growing technology segment.

HWN and JTM Electrical Contractors, Inc. (“JTM”), an Illinois Corporation, entered into an operating agreement through which High Wire owned 50% of JTM.

On June 16, 2021, the Company completed a merger with Spectrum Global Solutions, Inc. On January 7, 2022, Spectrum Global Solutions, Inc. legally changed its name to High Wire Networks, Inc. (“High Wire” or, collectively with HWN, “the Company”). The merger was accounted for as a reverse merger. At the time of the reverse merger, High Wire’s subsidiaries included ADEX Corporation, ADEX Puerto Rico LLC, ADEX Canada, ADEX Towers, Inc. and ADEX Telecom, Inc. (collectively “ADEX” or the “ADEX Entities”), AW Solutions Puerto Rico, LLC (“AWS PR”), and Tropical Communications, Inc. (“Tropical”). For accounting purposes, HWN is the surviving entity.

High Wire was incorporated in the State of Nevada on January 22, 2007 to acquire and commercially exploit various new energy related technologies through licenses and purchases. On December 8, 2008, High Wire reincorporated in the province of British Columbia, Canada.

On November 4, 2021, the Company closed on its acquisition of Secure Voice Corp (“SVC”). The closing of the acquisition was facilitated by a senior secured promissory note.

On February 15, 2022, HWN sold its 50% interest in JTM, which qualified for discontinued operations treatment.

On March 6, 2023, HWN divested the ADEX Entities. The divestiture of the ADEX Entities qualified for discontinued operations treatment (refer to Note 18, Discontinued Operations, for additional detail).

On July 31, 2023, the Company paused the operations of its AWS PR subsidiary and sold off certain assets.

On August 4, 2023, the Company formed a new entity – incorporated as Overwatch Cyberlab, Inc. (“OCL”) – which is 80% owned by the Company and 20% owned by John Peterson.

On November 3, 2023, the Company paused the operations of its Tropical subsidiary.

On June 27, 2024, HWN entered into an asset purchase agreement with INNO4 LLC (the “Buyer”) pursuant to which the Buyer agreed to purchase certain assets of HWN related to the Company’s technology services business unit (refer to Note 3, Recent Subsidiary Activity, for additional detail). The assets related to the technology services business unit qualified for discontinued operations treatment. Additionally, the asset purchase agreement includes a non-compete which precludes the Company from operating businesses similar to that of AWS PR and Tropical. As a result, both subsidiaries also now qualify for discontinued operations treatment. (refer to Note 19, Discontinued Operations, for additional detail).

The Company’s SVC subsidiary is a wholesale network services provider with network footprint and licenses in the Northeast and Southeast United States as well as Texas. This network carries VoIP and other traffic for other service providers.